SHARE-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation expense
Three Months Ended March 31,
(in thousands)	2021	2020
Cost of goods sold	$-	$-
General and administrative expense	287	1,612
Total share based compensation	$287	$1,612

Years Ended December 31,
(in thousands)	2020	2019	2018
Cost of goods sold	$-	$-	$-
General and administrative expense	2,200	3,385	270
Total share based compensation	$2,200	$3,385	$270

Stock option activity
		Weighted-Average	Weighted-Average	Aggregate
(in thousands except per share amounts)	Stock Options	Exercise Price	Remaining Contractual Life	Intrinsic Value
Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Granted	1,630	$1.44
Exercised	-	-
Cancelled	(251)	$1.76
Outstanding—March 31, 2021	7,639	$0.95	4.7

Exercisable—March 31, 2021	924	$2.01	3.3	$142

Vested and expected to vest—March 31, 2021	7,639	$0.95	4.7	$4,276

			Weighted-Average
	Stock	Weighted-Average	Remaining	Aggregate
(in thousands except per share amounts)	Options	Exercise Price	Contractual Life	Intrinsic Value
Outstanding—December 31, 2019	1,543	$2.53	4.3	$-

Granted	5,315	0.62
Exercised	-	-
Cancelled	(598)	1.67
Outstanding—December 31, 2020	6,260	$0.97	4.7	$3,162

Exercisable—December 31, 2020	739	$2.10	3.2	$25

Vested and expected to vest—December 31, 2020	6,260	$0.97	4.7	$3,162

Restricted stock unit activity
		Weighted-Average
(in thousands except per share amounts)	RSUs	Fair Value

Outstanding—December 31, 2020	450	$0.33

Granted	1,295	$1.14
Vested	-	-
Cancelled	(10)	-
Outstanding—March 31, 2021	1,735	$0.93

	Restricted
	Stock	Weighted-Average
(in thousands except per share amounts)	Units	Fair Value
Outstanding—December 31, 2019	230	$2.53

Granted	913	0.62
Vested	(634)	1.63
Cancelled	(59)	1.67
Outstanding—December 31, 2020	450	$0.33

Weighted average assumptions
Three Months Ended March 31,	2021	2020
Expected volatility	50%	50%
Dividend yield	0%	0%
Risk-free interest rate	0.73%	2.2%
Expected term in years	4.25	10

Year Ended December 31,	2020
Expected volatility	50.0%
Dividend yield	0%
Risk-free interest rate	0.95%
Expected term in years	6.0